Employee Benefit Expense - Schedule of Employee Benefit Expense (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Employee Benefit Expense [Line Items]
Wages and salaries		$ 2,820,623	$ 3,172,983	$ 2,873,660
Defined contribution plans		242,319	203,622	245,296
Share-based compensation awards		6,651,698	61,210	970,024
Directors’ fees		7,612,763	3,357,992	1,289,836
Other short-term benefits		17,942	15,590	18,667
Total		17,345,345	6,811,397	5,397,483
Director [Member]
Schedule of Employee Benefit Expense [Line Items]
Wages and salaries		1,256,845	839,309	710,111
Defined contribution plans		227,793	77,977	75,120
Share-based compensation awards	[1]	6,651,698	61,210	875,574
Directors’ fees		7,612,763	1,925,558	1,294,639
Other short-term benefits		9,243	1,863	2,020
Total		$ 15,758,342	$ 2,905,917	$ 2,957,464

[1]	Share-based compensation awards consist primarily of Employee Share Option Plan (“ESOP”) and share-based compensation to director and management.